Segment Reporting - Summary Of Revenues By Geographic Area (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 563,238	$ 81,662	¥ 507,862	¥ 429,903
PRC
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	553,304	80,222	504,052	429,903
UNITED STATES
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 9,934	$ 1,440	¥ 3,810	¥ 0